Net (Loss) Income per Share and Unaudited Pro Forma Net Income per Share	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Earnings Per Share [Abstract]
Net (Loss) Income per Share and Unaudited Pro Forma Net Income per Share

17. Net (Loss) Income per Share and Unaudited Pro Forma Net Income per Share

Net (Loss) Income per Share

In connection with completion of the Company’s IPO on November 2, 2020 and immediately following the pricing of the IPO, all outstanding shares of Class A common stock and Class L common stock were automatically converted into an aggregate of 166,500,000 shares of common stock (the “Common Stock Conversion”). Outstanding shares of Class A and Class L common stock were converted to common stock in the Common Stock Conversion at conversion rates of approximately 15.822 and 13.010 shares of common stock to each share of Class A and Class L common stock, respectively. As part of the Common Stock Conversion, 2,066,508 and 1,766 shares of common stock were returned to the Company for tax payments made on behalf of holders of Class A common stock and Class L common stock, respectively, in withhold to cover tax transactions.

Prior to the Company’s IPO, shares of Class A common stock were entitled to a priority dividend of 8%. After Class A shareholders received an annualized return on capital of 8%, distributions of the remaining value were split between Class A and Class L shareholders based on the achievement of certain return targets. In determining income to the Class A stockholders for computing basic and diluted earnings per share for the three- and nine-month periods ended December 27, 2019, the Company did not allocate income to the shares of Class L common stock in accordance with ASC 260, because such classes of shares would not have shared in the distribution had all of the income for the periods been distributed. Accordingly, earnings per share calculations were provided only for the Class A shares with a weighted average of 10,000,000 shares for the three- and nine-month periods ended December 27, 2019.

The following table sets forth the basic and diluted net (loss) income attributable to Allegro MicroSystems, Inc. per share. The number of shares of common stock reflected in the calculation is the total shares of common stock (vested and unvested) held on the IPO date, after the Common Stock Conversion.

	Three-Month Period Ended		Nine-Month Period Ended
	December 25, 2020	December 27, 2019	December 25, 2020	December 27, 2019
Net (loss) income attributable to Allegro MicroSystems, Inc.	$(5,095)	$8,926	$9,309	$23,675
Net (loss) income attributable to common stockholders	(5,060)	8,958	9,412	23,776

Basic weighted average shares of common stock	124,363,078	10,000,000	48,121,026	10,000,000
Dilutive effect of common stock equivalents	—	—	123,517,761	—

Diluted weighted average shares of common stock	124,363,078	10,000,000	171,638,787	10,000,000

Basic net (loss) income attributable to Allegro MicroSystems, Inc. per share	$(0.04)	$0.89	$0.19	$2.37
Basic net (loss) income attributable to common stockholders per share	$(0.04)	$0.90	$0.20	$2.38

Diluted net (loss) income attributable to Allegro MicroSystems, Inc. per share	$(0.04)	$0.89	$0.05	$2.37
Diluted net (loss) income attributable to common stockholders per share	$(0.04)	$0.90	$0.05	$2.38

The computed net loss for the three-month period ended December 25, 2020 does not assume conversion of securities that would have an antidilutive effect on loss per share. As the Company was in a net loss position for the three-month period ended December 25, 2020, all common stock equivalents in this period were antidilutive. There were no such convertible securities to consider for the three- and nine-month periods ended December 27, 2019.

The following represents issuable weighted average share information for the respective periods:

	Three-Month Period Ended		Nine-Month Period Ended
	December 25, 2020	December 27, 2019	December 25, 2020	December 27, 2019
Unvested restricted stock units (“RSUs”)	377,767	—	125,922	—
Unvested performance stock units (“PSUs”)	422,768	—	140,923	—
Shares related to Common Stock Conversion	56,752,747	—	123,250,916	—

Total	57,553,282	—	123,517,761	—

As the Company was in a net loss position for the three-month period ended December 25, 2020, common stock equivalents of 57,553,282 were antidilutive.

Unaudited Pro Forma Net Income per Share

Unaudited pro forma basic and diluted net income per share attributable to common stockholders for the nine-month period ended December 25, 2020 was calculated as follows:

Nine-Month Period Ended December 25, 2020 (unaudited)
Numerator:
Net income, as reported	$9,412

Interest expense on the remainder of the Term Loan Facility used to fund the dividend	(436)
Pro forma net income	8,976

Denominator:
Weighted-average shares used to compute net income per share attributable to common stockholders, basic	10,000,000
Adjustments to reflect the Common Stock Conversion	156,500,000
Adjustments to reflect the Common Stock Repurchases	(2,068,274)
Total shares sold in the IPO as their proceeds were required to pay the dividend in excess of current year earnings and the portion funded by the Term Loan Facility that remains unpaid after the IPO	25,000,000
Total	189,431,726
Pro forma net income per share attributable to common stockholders	$0.05

16. Net Income per Share and Unaudited Pro Forma Net Income per Share

Net Income per Share

The following table sets forth the computation of basic and diluted net income per share attributable to Allegro MicroSystems, Inc.:

	Fiscal Years Ended
	March 29, 2019	March 27, 2020
Net income attributable to Allegro MicroSystems, Inc.	$84,724	$36,971
Net income attributable to common stockholders	84,841	37,105

Weighted average basic and diluted common shares	10,000,000	10,000,000

Net income per share attributable to Allegro MicroSystems, Inc.—basic and diluted	$8.47	$3.70

Net income per share attributable to Allegro MicroSystems, Inc. and non-controlling interest—basic and diluted	$8.48	$3.71

As described in Note 17, “Common Stock and Stock-Based Compensation”, holders of shares of Class A common stock are entitled to a priority dividend of 8%. After holders of shares of Class A common stock receive an annualized return on capital of 8%, distributions of the remaining value are split between holders of shares of Class A common stock and Class L common stock based on the achievement of certain return targets. In determining income to the Class A common stock stockholders for computing basic and diluted earnings per share for the fiscal years ended March 29, 2019 and March 27, 2020, the Company did not allocate income to the Class L common stock because such classes of common stock would not have shared in the distribution had all of the income for the periods been distributed. Accordingly, earnings per share calculations were provided only for the Class A common stock.

Unaudited Pro Forma Net Income per Share

Unaudited pro forma basic and diluted net income per share attributable to Allegro MicroSystems, Inc. for the fiscal year ended March 27, 2020 have been prepared to give effect to the Common Stock Conversion and the Common Stock Repurchases.

Unaudited pro forma basic and diluted net income per share attributable to Allegro MicroSystems, Inc. was calculated as follows:

Fiscal Year Ended March 27, 2020 (unaudited)
Numerator:
Net income, as reported	$36,971

Interest expense on the remainder of the Term Loan Facility used to fund the dividend	873
Pro forma net income	36,098

Denominator:
Weighted-average shares used to compute net income (loss) per share attributable to common stockholders, basic	10,000,000
Pro forma adjustments to reflect the Common Stock Conversion	156,499,960
Pro forma adjustments to reflect the Common Stock Repurchases	(2,068,234)
Total shares sold in the IPO as their proceeds were required to pay the dividend in excess of current year earnings and the portion funded by the Term Loan Facility that remains unpaid after the IPO	25,000,000
Total	189,431,726
Pro forma net income per share attributable to common stockholders	$0.19